UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                            Washington, DC 20549

                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ending: March 31, 2008

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Manager Filing this Report:

Name:      Seth M. Lynn, Jr.
Address:   c/o Byram Capital Management LLC
           41 West Putnam Avenue
           Greenwich, CT  06830

13F File Number: 028-11177

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Seth M. Lynn, jr.
Title:     Individual
Phone:     203 869-5570
Signature, Place, and Date of Signing:

    Seth M. Lynn, jr.  Greenwich, CT  06830  May 9, 2008


Report Type (Check only one.):

[ ]        13F HOLDINGS REPORT.

[X]        13F NOTICE.

[ ]        13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT of 1934.
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List other Managers Reporting for this Manager:

      No.           Form 13F Filing Number     Name

       1            028-10175                  Byram Capital Management LLC

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